Financial Statements

KBL Variable Account A

December 31, 2024

With Report of Independent Registered Public Accounting Firm

KBL Variable Account A

Financial Statements

December 31, 2024

Contents

Audited Financial Statements

KBL Variable Account A

Statements of Net Assets

December 31, 2024

					Uncollected
	Number of		Assets at		Actuarial Risk		Units
Subaccount	Shares	Cost	Market Value	Total Assets	Fee Payable	Net Assets	Outstanding	Range of Unit Values

AB VPS Relative Value Portfolio Class A	4,013	$ 116,196	$ 127,135	$ 127,135	$ -	$ 127,135	2,346	$ 54.18	$ 54.18
AB VPS Relative Value Portfolio Class B	17,280	485,874	533,437	533,437	-	533,437	13,013	40.67	42.25
AB VPS Sustainable Global Thematic Portfolio	4,995	158,115	163,825	163,825	-	163,825	8,554	19.15	19.15
AB VPS Sustainable International Thematic Portfolio	-	-	-	-	-	-	-	18.88	19.56
Alger Small Cap Growth Portfolio	18,712	424,463	333,255	333,255	-	333,255	8,372	39.80	41.23
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1	22,164	508,984	1,003,811	1,003,811	-	1,003,811	38,569	26.02	26.56
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2	7,317	226,153	319,220	319,220	-	319,220	12,657	25.15	25.67
Columbia Variable Portfolio - Government Money Market Fund	2,790,679	2,790,679	2,790,679	2,790,679	(323)	2,791,002	282,871	9.86	10.04
Columbia Variable Portfolio - Income Opportunities Fund Class 1	3,375	23,447	21,433	21,433	-	21,433	1,548	13.85	13.85
Columbia Variable Portfolio - Income Opportunities Fund Class 2	19,830	133,793	124,930	124,930	-	124,930	9,255	13.50	13.74
Columbia Variable Portfolio - Large Cap Growth Fund Class 1	21,173	239,042	1,036,628	1,036,628	-	1,036,628	19,266	53.75	54.87
Columbia Variable Portfolio - Large Cap Growth Fund Class 2	12,188	281,925	575,146	575,146	-	575,146	11,038	51.95	53.02
Columbia Variable Portfolio - Large Cap Index Fund	21,306	456,648	1,037,390	1,037,390	-	1,037,390	24,147	42.96	43.85
Columbia Variable Portfolio - Overseas Core Fund Class 1	12,042	151,841	159,081	159,081	-	159,081	11,307	14.07	14.36
Columbia Variable Portfolio - Overseas Core Fund Class 2	2,330	30,310	30,478	30,478	-	30,478	2,242	13.60	13.60
Columbia Variable Portfolio - Select Mid Cap Value Fund	8,439	213,863	349,866	349,866	-	349,866	12,244	28.51	29.10
Columbia Variable Portfolio - Small Cap Value Fund Class 1	6,392	77,833	85,844	85,844	-	85,844	1,310	65.54	65.54

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Statements of Net Assets (continued)

December 31, 2024

					Uncollected
	Number of		Assets at		Actuarial Risk		Units
Subaccount	Shares	Cost	Market Value	Total Assets	Fee Payable	Net Assets	Outstanding	Range of Unit Values

Columbia Variable Portfolio - Small Cap Value Fund Class 2	19,902	$ 237,818	$ 263,702	$ 263,702	$ -	$ 263,702	4,179	$ 62.69	$ 65.14
Columbia Variable Portfolio - Small Company Growth Fund	7,271	87,884	102,738	102,738	-	102,738	611	168.25	168.25
Columbia Variable Portfolio - Strategic Income Fund Class 1	70,343	278,811	260,269	260,269	-	260,269	7,140	36.45	37.44
Columbia Variable Portfolio - Strategic Income Fund Class 2	66,290	262,500	241,958	241,958	-	241,958	7,034	34.40	35.87
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1	16,418	166,527	143,984	143,984	-	143,984	14,540	9.90	10.11
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2	58,851	609,822	514,949	514,949	-	514,949	53,763	9.57	9.77
Fidelity VIP Dynamic Capital Appreciation Portfolio	1,845	22,284	35,262	35,262	-	35,262	591	59.68	59.68
Fidelity VIP Equity-Income Portfolio	30,318	686,106	773,114	773,114	-	773,114	20,892	36.86	38.24
Fidelity VIP Growth Opportunities Portfolio	6,456	317,649	518,714	518,714	-	518,714	8,562	60.58	62.85
Invesco V.I. American Franchise Fund	5,715	348,962	454,482	454,482	-	454,482	9,713	46.71	47.60
Invesco V.I. Core Equity Fund	10,157	302,462	341,474	341,474	-	341,474	9,707	34.97	35.96
Invesco V.I. EQV International Equity Fund	8,132	288,130	272,572	272,572	-	272,572	10,682	25.52	25.52
MFS VIT I Growth Series Initial Class	27,441	1,614,569	2,011,714	2,011,714	-	2,011,714	20,072	100.17	104.48
MFS VIT I Growth Series Service Class	14,007	754,805	939,588	939,588	-	939,588	9,923	94.50	98.56
MFS VIT I Investors Trust Series	10,267	326,855	399,291	399,291	-	399,291	10,962	36.43	37.79
MFS VIT I New Discovery Series	28,929	408,658	310,984	310,984	-	310,984	9,646	32.24	32.24
MFS VIT I Research Series	9,780	300,200	348,055	348,055	-	348,055	5,120	67.95	70.88
MFS VIT I Total Return Bond Series	433	5,689	4,982	4,982	-	4,982	244	20.45	20.45
MFS VIT II Massachusetts Investors Growth Stock Portfolio	25,330	506,341	590,940	590,940	-	590,940	20,373	29.01	29.01
Rydex VT NASDAQ-100 Fund	643	39,888	55,356	55,356	-	55,356	1,841	30.07	30.07
Templeton Developing Markets VIP Fund	3,356	30,005	28,356	28,356	-	28,356	1,245	22.77	22.77
Wanger Acorn	72,852	879,522	1,108,808	1,108,808	-	1,108,808	19,668	56.24	58.32

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Statements of Net Assets (continued)

December 31, 2024

					Uncollected
	Number of		Assets at		Actuarial Risk		Units
Subaccount	Shares	Cost	Market Value	Total Assets	Fee Payable	Net Assets	Outstanding	Range of Unit Values

Wanger International	12,428	$ 268,857	$ 229,172	$ 229,172	$ -	$ 229,172	8,388	$ 27.32	$ 28.33

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Statements of Operations and Change in Net Assets

Years Ended December 31, 2024 and 2023

	AB VPS Relative	AB VPS Relative	AB VPS
	Value Portfolio	Value Portfolio	Sustainable Global
	Class A	Class B	Thematic Portfolio
Net assets as of December 31, 2022	$116,413	$579,922	$188,560
Investment income (loss):
Dividend distributions	1,769	6,673	56
Investment Expenses:
Mortality and expense risk and administrative charges	(1,635)	(7,340)	(2,566)
Net investment income (loss)	134	(667)	(2,510)
Increase (decrease) in net assets from operations:
Capital gain distributions	9,304	42,150	11,971
Realized capital gain (loss) on investments	(132)	1,464	(5,130)
Change in unrealized appreciation (depreciation)	2,712	8,529	16,352
Net gain (loss) on investments	11,884	52,143	23,193
Net increase (decrease) in net assets from operations	12,018	51,476	20,683
Contract owner transactions:
Deposits	-	44,001	-
Terminations, withdrawals and annuity payments	(2,166)	(137,445)	(46,606)
Transfers between subaccounts, net	-	1,545	213
Maintenance charges and mortality adjustments	-	(2,937)	-
Increase (decrease) in net assets from contract transactions	(2,166)	(94,836)	(46,393)
Total increase (decrease) in net assets	9,852	(43,360)	(25,710)
Net assets as of December 31, 2023	$126,265	$536,562	$162,850
Investment income (loss):
Dividend distributions	1,994	6,887	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,888)	(7,626)	(2,375)
Net investment income (loss)	106	(739)	(2,375)
Increase (decrease) in net assets from operations:
Capital gain distributions	4,737	19,378	515
Realized capital gain (loss) on investments	1,044	27,983	632
Change in unrealized appreciation (depreciation)	8,892	12,015	8,618
Net gain (loss) on investments	14,673	59,376	9,765
Net increase (decrease) in net assets from operations	14,779	58,637	7,390
Contract owner transactions:
Deposits	-	86,286	-
Terminations, withdrawals and annuity payments	(13,909)	(64,987)	(6,794)
Transfers between subaccounts, net	-	(82,918)	473
Maintenance charges and mortality adjustments	-	(143)	(94)
Increase (decrease) in net assets from contract transactions	(13,909)	(61,762)	(6,415)
Total increase (decrease) in net assets	870	(3,125)	975
Net assets as of December 31, 2024	$127,135	$533,437	$163,825

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

	AB VPS		Columbia Variable
	Sustainable		Portfolio - Dividend
	International	Alger Small Cap	Opportunity Fund
	Thematic Portfolio	Growth Portfolio	Class 1
Net assets as of December 31, 2022	$73,259	$289,671	$1,042,213
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,069)	(4,246)	(13,929)
Net investment income (loss)	(1,069)	(4,246)	(13,929)
Increase (decrease) in net assets from operations:
Capital gain distributions	2,929	-	-
Realized capital gain (loss) on investments	48	(34,895)	88,883
Change in unrealized appreciation (depreciation)	6,001	82,073	(41,058)
Net gain (loss) on investments	8,978	47,088	47,825
Net increase (decrease) in net assets from operations	7,909	42,842	33,896
Contract owner transactions:
Deposits	-	6,542	19,025
Terminations, withdrawals and annuity payments	(120)	(9,632)	(115,359)
Transfers between subaccounts, net	-	(4)	10,449
Maintenance charges and mortality adjustments	-	(37)	(1,267)
Increase (decrease) in net assets from contract transactions	(120)	(3,131)	(87,152)
Total increase (decrease) in net assets	7,789	39,711	(53,256)
Net assets as of December 31, 2023	$81,048	$329,382	$988,957
Investment income (loss):
Dividend distributions	-	1,270	-
Investment Expenses:
Mortality and expense risk and administrative charges	(331)	(4,637)	(13,971)
Net investment income (loss)	(331)	(3,367)	(13,971)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(10,997)	(7,841)	83,719
Change in unrealized appreciation (depreciation)	10,252	32,540	58,551
Net gain (loss) on investments	(745)	24,699	142,270
Net increase (decrease) in net assets from operations	(1,076)	21,332	128,299
Contract owner transactions:
Deposits	-	1,108	2,657
Terminations, withdrawals and annuity payments	-	(18,727)	(111,568)
Transfers between subaccounts, net	(79,969)	211	(4,109)
Maintenance charges and mortality adjustments	(3)	(51)	(425)
Increase (decrease) in net assets from contract transactions	(79,972)	(17,459)	(113,445)
Total increase (decrease) in net assets	(81,048)	3,873	14,854
Net assets as of December 31, 2024	$-	$333,255	$1,003,811

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

		Columbia Variable
	Columbia Variable	Portfolio -	Columbia Variable
	Portfolio - Dividend	Government	Portfolio - Income
	Opportunity Fund	Money Market	Opportunities Fund
	Class 2	Fund	Class 1
Net assets as of December 31, 2022	$535,638	$2,922,860	$30,772
Investment income (loss):
Dividend distributions	-	133,057	1,618
Investment Expenses:
Mortality and expense risk and administrative charges	(7,309)	(39,889)	(435)
Net investment income (loss)	(7,309)	93,168	1,183
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	58,507	-	(517)
Change in unrealized appreciation (depreciation)	(34,353)	-	2,339
Net gain (loss) on investments	24,154	-	1,822
Net increase (decrease) in net assets from operations	16,845	93,168	3,005
Contract owner transactions:
Deposits	41,922	106,641	-
Terminations, withdrawals and annuity payments	(97,432)	(375,788)	(926)
Transfers between subaccounts, net	(1,547)	29,624	-
Maintenance charges and mortality adjustments	(24,461)	(8,287)	-
Increase (decrease) in net assets from contract transactions	(81,518)	(247,810)	(926)
Total increase (decrease) in net assets	(64,673)	(154,642)	2,079
Net assets as of December 31, 2023	$470,965	$2,768,218	$32,851
Investment income (loss):
Dividend distributions	-	140,641	1,868
Investment Expenses:
Mortality and expense risk and administrative charges	(6,131)	(40,201)	(433)
Net investment income (loss)	(6,131)	100,440	1,435
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	170,100	-	(2,254)
Change in unrealized appreciation (depreciation)	(100,774)	-	2,328
Net gain (loss) on investments	69,326	-	74
Net increase (decrease) in net assets from operations	63,195	100,440	1,509
Contract owner transactions:
Deposits	-	15,545	-
Terminations, withdrawals and annuity payments	(264,415)	(323,203)	(12,917)
Transfers between subaccounts, net	49,676	232,016	1
Maintenance charges and mortality adjustments	(201)	(2,014)	(11)
Increase (decrease) in net assets from contract transactions	(214,940)	(77,656)	(12,927)
Total increase (decrease) in net assets	(151,745)	22,784	(11,418)
Net assets as of December 31, 2024	$319,220	$2,791,002	$21,433

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

	Columbia Variable	Columbia Variable	Columbia Variable
	Portfolio - Income	Portfolio - Large	Portfolio - Large
	Opportunities Fund	Cap Growth Fund	Cap Growth Fund
	Class 2	Class 1	Class 2
Net assets as of December 31, 2022	$260,430	$727,915	$433,375
Investment income (loss):
Dividend distributions	12,835	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(3,243)	(11,530)	(7,126)
Net investment income (loss)	9,592	(11,530)	(7,126)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(34,790)	124,161	44,454
Change in unrealized appreciation (depreciation)	40,128	171,146	135,985
Net gain (loss) on investments	5,338	295,307	180,439
Net increase (decrease) in net assets from operations	14,930	283,777	173,313
Contract owner transactions:
Deposits	2,134	5,514	-
Terminations, withdrawals and annuity payments	(144,315)	(138,885)	(20,387)
Transfers between subaccounts, net	30	(4,344)	(5,198)
Maintenance charges and mortality adjustments	(1)	418	(467)
Increase (decrease) in net assets from contract transactions	(142,152)	(137,297)	(26,052)
Total increase (decrease) in net assets	(127,222)	146,480	147,261
Net assets as of December 31, 2023	$133,208	$874,395	$580,636
Investment income (loss):
Dividend distributions
Investment Expenses:	6,746	-	-
Mortality and expense risk and administrative charges	(1,803)	(13,502)	(7,626)
Net investment income (loss)	4,943	(13,502)	(7,626)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(2,087)	81,135	169,704
Change in unrealized appreciation (depreciation)	2,454	179,565	(23,791)
Net gain (loss) on investments	367	260,700	145,913
Net increase (decrease) in net assets from operations	5,310	247,198	138,287
Contract owner transactions:
Deposits	-	-	78,330
Terminations, withdrawals and annuity payments	(13,666)	(83,416)	(143,498)
Transfers between subaccounts, net	124	(1,173)	(78,485)
Maintenance charges and mortality adjustments	(46)	(376)	(124)
Increase (decrease) in net assets from contract transactions	(13,588)	(84,965)	(143,777)
Total increase (decrease) in net assets	(8,278)	162,233	(5,490)
Net assets as of December 31, 2024	$124,930	$1,036,628	$575,146

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

		Columbia Variable	Columbia Variable
	Columbia Variable	Portfolio -	Portfolio -
	Portfolio - Large	Overseas Core	Overseas Core
	Cap Index Fund	Fund Class 1	Fund Class 2
Net assets as of December 31, 2022	$842,536	$175,099	$28,082
Investment income (loss):
Dividend distributions	-	3,527	498
Investment Expenses:
Mortality and expense risk and administrative charges	(12,602)	(2,558)	(414)
Net investment income (loss)	(12,602)	969	84
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	98,470	(2,742)	(124)
Change in unrealized appreciation (depreciation)	108,895	25,830	3,861
Net gain (loss) on investments	207,365	23,088	3,737
Net increase (decrease) in net assets from operations	194,763	24,057	3,821
Contract owner transactions:
Deposits	715	11,141	-
Terminations, withdrawals and annuity payments	(87,692)	(22,934)	(467)
Transfers between subaccounts, net	(14,202)	(709)	93
Maintenance charges and mortality adjustments	(25)	3	-
Increase (decrease) in net assets from contract transactions	(101,204)	(12,499)	(374)
Total increase (decrease) in net assets	93,559	11,558	3,447
Net assets as of December 31, 2023	$936,095	$186,657	$31,529
Investment income (loss):
Dividend distributions	-	7,715	1,340
Investment Expenses:
Mortality and expense risk and administrative charges	(14,517)	(2,444)	(451)
Net investment income (loss)	(14,517)	5,271	889
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	247,095	1,101	(48)
Change in unrealized appreciation (depreciation)	(22,280)	(2,193)	(166)
Net gain (loss) on investments	224,815	(1,092)	(214)
Net increase (decrease) in net assets from operations	210,298	4,179	675
Contract owner transactions:
Deposits	83,689	801	-
Terminations, withdrawals and annuity payments	(282,083)	(32,826)	(2,092)
Transfers between subaccounts, net	89,992	365	395
Maintenance charges and mortality adjustments	(601)	(95)	(29)
Increase (decrease) in net assets from contract transactions	(109,003)	(31,755)	(1,726)
Total increase (decrease) in net assets	101,295	(27,576)	(1,051)
Net assets as of December 31, 2024	$1,037,390	$159,081	$30,478

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

	Columbia Variable	Columbia Variable	Columbia Variable
	Portfolio - Select	Portfolio - Small	Portfolio - Small
	Mid Cap Value	Cap Value Fund	Cap Value Fund
	Fund	Class 1	Class 2
Net assets as of December 31, 2022	$334,969	$134,463	$251,288
Investment income (loss):
Dividend distributions	-	1,017	1,237
Investment Expenses:
Mortality and expense risk and administrative charges	(4,786)	(1,862)	(3,924)
Net investment income (loss)	(4,786)	(845)	(2,687)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	9,810	21,067
Realized capital gain (loss) on investments	54,716	(9,671)	(13,382)
Change in unrealized appreciation (depreciation)	(20,480)	25,075	49,345
Net gain (loss) on investments	34,236	25,214	57,030
Net increase (decrease) in net assets from operations	29,450	24,369	54,343
Contract owner transactions:
Deposits	37,393	-	36,874
Terminations, withdrawals and annuity payments	(88,088)	(21,209)	(57,883)
Transfers between subaccounts, net	(337)	-	(1,302)
Maintenance charges and mortality adjustments	(22,571)	-	(31,784)
Increase (decrease) in net assets from contract transactions	(73,603)	(21,209)	(54,095)
Total increase (decrease) in net assets	(44,153)	3,160	248
Net assets as of December 31, 2023	$290,816	$137,623	$251,536
Investment income (loss):
Dividend distributions	-	625	1,435
Investment Expenses:
Mortality and expense risk and administrative charges	(4,907)	(1,291)	(3,939)
Net investment income (loss)	(4,907)	(666)	(2,504)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	3,652	11,802
Realized capital gain (loss) on investments	24,875	(17,307)	12,783
Change in unrealized appreciation (depreciation)	17,035	19,400	(4,266)
Net gain (loss) on investments	41,910	5,745	20,319
Net increase (decrease) in net assets from operations	37,003	5,079	17,815
Contract owner transactions:
Deposits	-	-	50,340
Terminations, withdrawals and annuity payments	(38,898)	(56,835)	(121,455)
Transfers between subaccounts, net	61,169	-	65,549
Maintenance charges and mortality adjustments	(224)	(23)	(83)
Increase (decrease) in net assets from contract transactions	22,047	(56,858)	(5,649)
Total increase (decrease) in net assets	59,050	(51,779)	12,166
Net assets as of December 31, 2024	$349,866	$85,844	$263,702

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

	Columbia Variable	Columbia Variable	Columbia Variable
	Portfolio - Small	Portfolio - Strategic	Portfolio - Strategic
	Company Growth	Income Fund	Income Fund
	Fund	Class 1	Class 2
Net assets as of December 31, 2022	$82,803	$290,557	$352,689
Investment income (loss):
Dividend distributions	-	10,491	11,998
Investment Expenses:
Mortality and expense risk and administrative charges	(1,197)	(3,992)	(4,795)
Net investment income (loss)	(1,197)	6,499	7,203
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(22,680)	(15,481)	(5,235)
Change in unrealized appreciation (depreciation)	43,049	31,061	23,500
Net gain (loss) on investments	20,369	15,580	18,265
Net increase (decrease) in net assets from operations	19,172	22,079	25,468
Contract owner transactions:
Deposits	6,154	11,979	455
Terminations, withdrawals and annuity payments	(11,971)	(43,768)	(31,958)
Transfers between subaccounts, net	(8,681)	782	1,906
Maintenance charges and mortality adjustments	-	2	234
Increase (decrease) in net assets from contract transactions	(14,498)	(31,005)	(29,363)
Total increase (decrease) in net assets	4,674	(8,926)	(3,895)
Net assets as of December 31, 2023	$87,477	$281,631	$348,794
Investment income (loss):
Dividend distributions	2,177	11,968	12,578
Investment Expenses:
Mortality and expense risk and administrative charges	(1,328)	(3,754)	(4,136)
Net investment income (loss)	849	8,214	8,442
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(2,381)	(2,687)	(15,992)
Change in unrealized appreciation (depreciation)	20,248	2,928	16,105
Net gain (loss) on investments	17,867	241	113
Net increase (decrease) in net assets from operations	18,716	8,455	8,555
Contract owner transactions:
Deposits	-	-	32,459
Terminations, withdrawals and annuity payments	(3,432)	(31,134)	(149,701)
Transfers between subaccounts, net	-	1,410	2,107
Maintenance charges and mortality adjustments	(23)	(93)	(256)
Increase (decrease) in net assets from contract transactions	(3,455)	(29,817)	(115,391)
Total increase (decrease) in net assets	15,261	(21,362)	(106,836)
Net assets as of December 31, 2024	$102,738	$260,269	$241,958

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

	Columbia Variable	Columbia Variable
	Portfolio - U.S.	Portfolio - U.S.	Fidelity VIP
	Government	Government	Dynamic Capital
	Mortgage Fund	Mortgage Fund	Appreciation
	Class 1	Class 2	Portfolio
Net assets as of December 31, 2022	$152,059	$661,345	$23,504
Investment income (loss):
Dividend distributions	4,118	16,152	30
Investment Expenses:
Mortality and expense risk and administrative charges	(2,062)	(8,785)	(360)
Net investment income (loss)	2,056	7,367	(330)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	1,314
Realized capital gain (loss) on investments	(1,994)	(13,438)	477
Change in unrealized appreciation (depreciation)	6,101	31,673	4,781
Net gain (loss) on investments	4,107	18,235	6,572
Net increase (decrease) in net assets from operations	6,163	25,602	6,242
Contract owner transactions:
Deposits	-	6,216	-
Terminations, withdrawals and annuity payments	(8,101)	(63,974)	(524)
Transfers between subaccounts, net	1,388	21,762	-
Maintenance charges and mortality adjustments	1	126	-
Increase (decrease) in net assets from contract transactions	(6,712)	(35,870)	(524)
Total increase (decrease) in net assets	(549)	(10,268)	5,718
Net assets as of December 31, 2023	$151,510	$651,077	$29,222
Investment income (loss):
Dividend distributions	4,832	18,759	16
Investment Expenses:
Mortality and expense risk and administrative charges	(2,052)	(7,974)	(465)
Net investment income (loss)	2,780	10,785	(449)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	1,419
Realized capital gain (loss) on investments	(2,136)	(26,363)	741
Change in unrealized appreciation (depreciation)	(532)	15,471	5,026
Net gain (loss) on investments	(2,668)	(10,892)	7,186
Net increase (decrease) in net assets from operations	112	(107)	6,737
Contract owner transactions:
Deposits	650	-	-
Terminations, withdrawals and annuity payments	(9,795)	(155,823)	(680)
Transfers between subaccounts, net	1,551	20,060	-
Maintenance charges and mortality adjustments	(44)	(258)	(17)
Increase (decrease) in net assets from contract transactions	(7,638)	(136,021)	(697)
Total increase (decrease) in net assets	(7,526)	(136,128)	6,040
Net assets as of December 31, 2024	$143,984	$514,949	$35,262

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

		Fidelity VIP Growth	Invesco V.I.
	Fidelity VIP Equity-	Opportunities	American
	Income Portfolio	Portfolio	Franchise Fund
Net assets as of December 31, 2022	$772,091	$345,761	$305,988
Investment income (loss):
Dividend distributions	13,270	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(10,517)	(5,322)	(4,511)
Net investment income (loss)	2,753	(5,322)	(4,511)
Increase (decrease) in net assets from operations:
Capital gain distributions	22,771	-	7,091
Realized capital gain (loss) on investments	17,403	28,621	(14,136)
Change in unrealized appreciation (depreciation)	21,918	113,171	120,466
Net gain (loss) on investments	62,092	141,792	113,421
Net increase (decrease) in net assets from operations	64,845	136,470	108,910
Contract owner transactions:
Deposits	12,219	20,814	-
Terminations, withdrawals and annuity payments	(58,531)	(58,542)	(52,821)
Transfers between subaccounts, net	1,528	(16,962)	(4,007)
Maintenance charges and mortality adjustments	(1,387)	-	67
Increase (decrease) in net assets from contract transactions	(46,171)	(54,690)	(56,761)
Total increase (decrease) in net assets	18,674	81,780	52,149
Net assets as of December 31, 2023	$790,765	$427,541	$358,137
Investment income (loss):
Dividend distributions	12,276	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(11,005)	(6,643)	(5,835)
Net investment income (loss)	1,271	(6,643)	(5,835)
Increase (decrease) in net assets from operations:
Capital gain distributions	46,384	-	-
Realized capital gain (loss) on investments	38,135	36,548	(468)
Change in unrealized appreciation (depreciation)	13,874	117,133	123,532
Net gain (loss) on investments	98,393	153,681	123,064
Net increase (decrease) in net assets from operations	99,664	147,038	117,229
Contract owner transactions:
Deposits	110,151	-	-
Terminations, withdrawals and annuity payments	(138,761)	(40,119)	(20,970)
Transfers between subaccounts, net	(88,238)	(15,489)	274
Maintenance charges and mortality adjustments	(467)	(257)	(188)
Increase (decrease) in net assets from contract transactions	(117,315)	(55,865)	(20,884)
Total increase (decrease) in net assets	(17,651)	91,173	96,345
Net assets as of December 31, 2024	$773,114	$518,714	$454,482

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

		Invesco V.I. EQV
	Invesco V.I. Core	International Equity	MFS VIT I Growth
	Equity Fund	Fund	Series Initial Class
Net assets as of December 31, 2022	$270,356	$317,302	$1,441,293
Investment income (loss):
Dividend distributions	2,130	617	-
Investment Expenses:
Mortality and expense risk and administrative charges	(3,966)	(4,503)	(22,640)
Net investment income (loss)	(1,836)	(3,886)	(22,640)
Increase (decrease) in net assets from operations:
Capital gain distributions	6,872	231	126,882
Realized capital gain (loss) on investments	(8,791)	(4,605)	116,562
Change in unrealized appreciation (depreciation)	60,362	58,314	252,307
Net gain (loss) on investments	58,443	53,940	495,751
Net increase (decrease) in net assets from operations	56,607	50,054	473,111
Contract owner transactions:
Deposits	-	2,268	47,032
Terminations, withdrawals and annuity payments	(17,703)	(37,502)	(228,192)
Transfers between subaccounts, net	(1,617)	(2,064)	(3,424)
Maintenance charges and mortality adjustments	196	(365)	(888)
Increase (decrease) in net assets from contract transactions	(19,124)	(37,663)	(185,472)
Total increase (decrease) in net assets	37,483	12,391	287,639
Net assets as of December 31, 2023	$307,839	$329,693	$1,728,932
Investment income (loss):
Dividend distributions	2,304	5,027	-
Investment Expenses:
Mortality and expense risk and administrative charges	(4,551)	(4,260)	(26,761)
Net investment income (loss)	(2,247)	767	(26,761)
Increase (decrease) in net assets from operations:
Capital gain distributions	27,671	1,495	146,120
Realized capital gain (loss) on investments	(7,642)	(5,557)	100,717
Change in unrealized appreciation (depreciation)	52,201	2,519	265,457
Net gain (loss) on investments	72,230	(1,543)	512,294
Net increase (decrease) in net assets from operations	69,983	(776)	485,533
Contract owner transactions:
Deposits	33,517	-	5,122
Terminations, withdrawals and annuity payments	(36,560)	(63,361)	(202,579)
Transfers between subaccounts, net	(33,217)	7,133	(4,448)
Maintenance charges and mortality adjustments	(88)	(117)	(846)
Increase (decrease) in net assets from contract transactions	(36,348)	(56,345)	(202,751)
Total increase (decrease) in net assets	33,635	(57,121)	282,782
Net assets as of December 31, 2024	$341,474	$272,572	$2,011,714

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

	MFS VIT I Growth	MFS VIT I
	Series Service	Investors Trust	MFS VIT I New
	Class	Series	Discovery Series
Net assets as of December 31, 2022	$685,575	$348,712	$265,300
Investment income (loss):
Dividend distributions	-	1,582	-
Investment Expenses:
Mortality and expense risk and administrative charges	(10,682)	(4,747)	(3,886)
Net investment income (loss)	(10,682)	(3,165)	(3,886)
Increase (decrease) in net assets from operations:
Capital gain distributions	65,633	19,271	-
Realized capital gain (loss) on investments	41,137	13,877	(8,917)
Change in unrealized appreciation (depreciation)	121,893	23,558	45,604
Net gain (loss) on investments	228,663	56,706	36,687
Net increase (decrease) in net assets from operations	217,981	53,541	32,801
Contract owner transactions:
Deposits	-	18,555	-
Terminations, withdrawals and annuity payments	(105,519)	(55,320)	(8,754)
Transfers between subaccounts, net	(8,284)	(734)	396
Maintenance charges and mortality adjustments	113	(463)	-
Increase (decrease) in net assets from contract transactions	(113,690)	(37,962)	(8,358)
Total increase (decrease) in net assets	104,291	15,579	24,443
Net assets as of December 31, 2023	$789,866	$364,291	$289,743
Investment income (loss):
Dividend distributions	-	1,778	-
Investment Expenses:
Mortality and expense risk and administrative charges	(12,602)	(5,346)	(4,339)
Net investment income (loss)	(12,602)	(3,568)	(4,339)
Increase (decrease) in net assets from operations:
Capital gain distributions	74,828	27,749	-
Realized capital gain (loss) on investments	38,792	12,132	(5,505)
Change in unrealized appreciation (depreciation)	125,072	23,964	25,342
Net gain (loss) on investments	238,692	63,845	19,837
Net increase (decrease) in net assets from operations	226,090	60,277	15,498
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(72,595)	(36,589)	(8,475)
Transfers between subaccounts, net	(3,385)	11,410	14,224
Maintenance charges and mortality adjustments	(388)	(98)	(6)
Increase (decrease) in net assets from contract transactions	(76,368)	(25,277)	5,743
Total increase (decrease) in net assets	149,722	35,000	21,241
Net assets as of December 31, 2024	$939,588	$399,291	$310,984

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

			MFS VIT II
		MFS VIT I Total	Massachusetts
	MFS VIT I	Return Bond	Investors Growth
	Research Series	Series	Stock Portfolio
Net assets as of December 31, 2022	$316,657	$4,652	$441,086
Investment income (loss):
Dividend distributions	1,669	151	236
Investment Expenses:
Mortality and expense risk and administrative charges	(4,576)	(66)	(6,688)
Net investment income (loss)	(2,907)	85	(6,452)
Increase (decrease) in net assets from operations:
Capital gain distributions	17,639	-	25,516
Realized capital gain (loss) on investments	6,755	(11)	4,828
Change in unrealized appreciation (depreciation)	41,156	199	71,440
Net gain (loss) on investments	65,550	188	101,784
Net increase (decrease) in net assets from operations	62,643	273	95,332
Contract owner transactions:
Deposits	13,933	-	4,344
Terminations, withdrawals and annuity payments	(50,553)	-	(24,614)
Transfers between subaccounts, net	(50)	1	(1,989)
Maintenance charges and mortality adjustments	(133)	-	-
Increase (decrease) in net assets from contract transactions	(36,803)	1	(22,259)
Total increase (decrease) in net assets	25,840	274	73,073
Net assets as of December 31, 2023	$342,497	$4,926	$514,159
Investment income (loss):
Dividend distributions	2,055	211	745
Investment Expenses:
Mortality and expense risk and administrative charges	(4,834)	(69)	(7,989)
Net investment income (loss)	(2,779)	142	(7,244)
Increase (decrease) in net assets from operations:
Capital gain distributions	19,754	-	51,827
Realized capital gain (loss) on investments	7,518	(9)	5,301
Change in unrealized appreciation (depreciation)	30,139	(77)	25,487
Net gain (loss) on investments	57,411	(86)	82,615
Net increase (decrease) in net assets from operations	54,632	56	75,371
Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(48,678)	-	(10,258)
Transfers between subaccounts, net	(285)	-	11,893
Maintenance charges and mortality adjustments	(111)	-	(225)
Increase (decrease) in net assets from contract transactions	(49,074)	-	1,410
Total increase (decrease) in net assets	5,558	56	76,781
Net assets as of December 31, 2024	$348,055	$4,982	$590,940

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

	Rydex VT	Templeton
	NASDAQ-100	Developing
	Fund	Markets VIP Fund	Wanger Acorn
Net assets as of December 31, 2022	$258,730	$26,208	$754,805
Investment income (loss):
Dividend distributions	-	577	-
Investment Expenses:
Mortality and expense risk and administrative charges	(4,431)	(388)	(14,771)
Net investment income (loss)	(4,431)	189	(14,771)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	21	-
Realized capital gain (loss) on investments	55,484	15	(115,048)
Change in unrealized appreciation (depreciation)	74,996	2,674	314,180
Net gain (loss) on investments	130,480	2,710	199,132
Net increase (decrease) in net assets from operations	126,049	2,899	184,361
Contract owner transactions:
Deposits	-	-	41,231
Terminations, withdrawals and annuity payments	(99,227)	(66)	(144,483)
Transfers between subaccounts, net	(2,825)	-	426,178
Maintenance charges and mortality adjustments	-	-	(7,870)
Increase (decrease) in net assets from contract transactions	(102,052)	(66)	315,056
Total increase (decrease) in net assets	23,997	2,833	499,417
Net assets as of December 31, 2023	$282,727	$29,041	$1,254,222
Investment income (loss):
Dividend distributions	105	1,193	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,101)	(424)	(16,257)
Net investment income (loss)	(996)	769	(16,257)
Increase (decrease) in net assets from operations:
Capital gain distributions	973	229	-
Realized capital gain (loss) on investments	97,692	406	(120,868)
Change in unrealized appreciation (depreciation)	(84,723)	524	271,530
Net gain (loss) on investments	13,942	1,159	150,662
Net increase (decrease) in net assets from operations	12,946	1,928	134,405
Contract owner transactions:
Deposits	-	-	99,404
Terminations, withdrawals and annuity payments	(61,174)	(2,610)	(385,296)
Transfers between subaccounts, net	(179,137)	-	6,570
Maintenance charges and mortality adjustments	(6)	(3)	(497)
Increase (decrease) in net assets from contract transactions	(240,317)	(2,613)	(279,819)
Total increase (decrease) in net assets	(227,371)	(685)	(145,414)
Net assets as of December 31, 2024	$55,356	$28,356	$1,108,808

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023

Wanger
International
Net assets as of December 31, 2022	$235,305
Investment income (loss):
Dividend distributions	783
Investment Expenses:
Mortality and expense risk and administrative charges	(3,352)
Net investment income (loss)	(2,569)
Increase (decrease) in net assets from operations:
Capital gain distributions	-
Realized capital gain (loss) on investments	(7,224)
Change in unrealized appreciation (depreciation)	45,152
Net gain (loss) on investments	37,928
Net increase (decrease) in net assets from operations	35,359
Contract owner transactions:
Deposits	325
Terminations, withdrawals and annuity payments	(14,547)
Transfers between subaccounts, net	380
Maintenance charges and mortality adjustments	-
Increase (decrease) in net assets from contract transactions	(13,842)
Total increase (decrease) in net assets	21,517
Net assets as of December 31, 2023	$256,822
Investment income (loss):
Dividend distributions	3,340
Investment Expenses:
Mortality and expense risk and administrative charges	(3,391)
Net investment income (loss)	(51)
Increase (decrease) in net assets from operations:
Capital gain distributions	-
Realized capital gain (loss) on investments	(2,709)
Change in unrealized appreciation (depreciation)	(20,736)
Net gain (loss) on investments	(23,445)
Net increase (decrease) in net assets from operations	(23,496)
Contract owner transactions:
Deposits	-
Terminations, withdrawals and annuity payments	(16,222)
Transfers between subaccounts, net	12,152
Maintenance charges and mortality adjustments	(84)
Increase (decrease) in net assets from contract transactions	(4,154)
Total increase (decrease) in net assets	(27,650)
Net assets as of December 31, 2024	$229,172

The accompanying notes are an integral part of these financial statements.

KBL Variable Account A

Notes to Financial Statements

December 31, 2024

Note 1. Organization

Keyport Benefit Life (“KBL”) Variable Account A (the “Separate Account”) is a separate account of Nassau Life Insurance Company (“NNY”, the “Company”, the “Sponsor”, “we” or “us”). NNY is a wholly-owned subsidiary of The Nassau Companies of New York (“NCNY”), whose ultimate parent is Nassau Insurance Group Holdings G.P., LLC (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. NCNY is a holding company for NNY. On July 1, 2023, NNY completed its acquisition of Delaware Life Insurance Company of New York (“DLNY”) from Delaware Life Insurance Company, after receipt of insurance regulatory approval by the New York Department of Financial Services (the “NYDFS” or the “Department”). Effective July 5, 2023, DLNY merged with and into NNY pursuant to a merger agreement with NNY as the surviving entity.

The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended and was established on April 2015. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount	Share Class

AB VPS Balanced Hedged Allocation Portfolio	Class B
AB VPS Large Cap Growth	Class B
AB VPS Relative Value Portfolio	Class A
AB VPS Relative Value Portfolio	Class B
AB VPS Sustainable Global Thematic Portfolio	Class B
AB VPS Sustainable International Thematic Portfolio	-
Alger Small Cap Growth Portfolio	I-2
Columbia Variable Portfolio - Dividend Opportunity Fund	Class 1
Columbia Variable Portfolio - Dividend Opportunity Fund	Class 2
Columbia Variable Portfolio - Government Money Market Fund	Class 1
Columbia Variable Portfolio - Income Opportunities Fund	Class 1
Columbia Variable Portfolio - Income Opportunities Fund	Class 2
Columbia Variable Portfolio - Large Cap Growth Fund	Class 1
Columbia Variable Portfolio - Large Cap Growth Fund	Class 2
Columbia Variable Portfolio - Large Cap Index Fund	Class 2
Columbia Variable Portfolio - Overseas Core Fund	Class 1
Columbia Variable Portfolio - Overseas Core Fund	Class 2
Columbia Variable Portfolio - Select Mid Cap Value Fund	Class 1
Columbia Variable Portfolio - Small Cap Value Fund	Class 1
Columbia Variable Portfolio - Small Cap Value Fund	Class 2
Columbia Variable Portfolio - Small Company Growth Fund	Class 1
Columbia Variable Portfolio - Strategic Income Fund	Class 1
Columbia Variable Portfolio - Strategic Income Fund	Class 2
Columbia Variable Portfolio - U.S. Government Mortgage Fund	Class 1
Columbia Variable Portfolio - U.S. Government Mortgage Fund	Class 2
Fidelity VIP Dynamic Capital Appreciation Portfolio	Service Class 2
Fidelity VIP Equity-Income Portfolio	Service Class 2
Fidelity VIP Growth Opportunities Portfolio	Service Class 2
Invesco V.I. American Franchise Fund	Series I
Invesco V.I. Core Equity Fund	Series I
Invesco V.I. EQV International Equity Fund	Series I

KBL Variable Account A

Notes to Financial Statements (continued)

Note 1. Organization (continued)

Subaccount	Share Class

MFS VIT I Growth Series	Initial Class
MFS VIT I Growth Series	Service Class
MFS VIT I Investors Trust Series	Service Class
MFS VIT I New Discovery Series	Service Class
MFS VIT I Research Series	Initial Class
MFS VIT I Total Return Bond Series	Initial Class
MFS VIT II Massachusetts Investors Growth Stock Portfolio	S Class
Rydex VT NASDAQ-100 Fund	-
Templeton Developing Markets VIP Fund	Class 2
Wanger Acorn	-
Wanger International	-

Forty-two subaccounts are currently offered by the Separate Account. The following subaccounts had no activity for two consecutive years and are not included in the Statements of Net Assets or the Statements of Operations and Change in Net Assets:

Subaccount

AB VPS Balanced Hedged Allocation Portfolio

AB VPS Large Cap Growth

Note 2. Additions, Mergers, Liquidations and Name Changes

A. Additions

There were no fund additions in 2023 or 2024.

B. Mergers

There were no fund mergers in 2023 or 2024.

C. Liquidations

There were no fund liquidations in 2023 or 2024.

D. Name Changes

There were no name changes in 2023 or 2024.

Note 3. Significant Accounting Policies

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

KBL Variable Account A

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holder’s investments in the funds and the amounts reported in the statements of net assets. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Contracts in Payout (Annuitization) Period

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table, Annuity 2000 Mortality Table, or 2012 Individual Annuity Reserving Mortality Table depending on the particular product. The assumed interest return is also dependent on the particular product, and could range from 0.75 percent to 5.25 percent, as regulated by the laws of the respective states. During the payout period, the mortality risk is fully borne by NNY and may result in additional amounts being transferred into the Separate Account from NNY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated during the payout period exceed amounts required, transfers of excess amounts from the Separate Account may be made to NNY.

These amounts will appear in the “Maintenance charges and mortality adjustments” of the Statements of Operations and Change in Net Assets.

Annuity Assets

Annuity Assets relate to contracts that have annuitized and are in the payout period. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, NNY periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to NNY and not to the Separate Account.

The annuity assets for December 31, 2024 by subaccount are as follows:

Subaccount	Annuity Assets

AB VPS Relative Value Portfolio Class B	$ 14,738
Alger Small Cap Growth Portfolio	128
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1	1,994
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2	692
Columbia Variable Portfolio - Government Money Market Fund	13,635
Columbia Variable Portfolio - Income Opportunities Fund Class 2	115
Columbia Variable Portfolio - Large Cap Growth Fund Class 1	8,413
Columbia Variable Portfolio - Large Cap Index Fund	126
Columbia Variable Portfolio - Overseas Core Fund Class 1	20
Columbia Variable Portfolio - Select Mid Cap Value Fund	234
Columbia Variable Portfolio - Strategic Income Fund Class 1	17
Columbia Variable Portfolio - Strategic Income Fund Class 2	208
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1	14
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2	573
Fidelity VIP Equity-Income Portfolio	10,797
Invesco V.I. American Franchise Fund	7,626
Invesco V.I. Core Equity Fund	10,678
MFS VIT I Growth Series Initial Class	3,738
MFS VIT I Growth Series Service Class	7,672

KBL Variable Account A

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

Subaccount	Annuity Assets

MFS VIT I Research Series	$ 388
Wanger Acorn	11,846

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Separate Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of NNY, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, NNY does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. NNY will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

In applying these estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change such as possibility for elevated mortality and investment market volatility.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Separate Account invests in shares of open-end mutual funds, which process contract holders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs). The fair value of the Separate Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Separate Account measures the fair value of its investment in the Fund on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

●  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.

●  Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument

KBL Variable Account A

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

● Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2024.

Segment Disclosures

In this reporting period, the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of operations for the subaccounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Accounting Operations Department, who is responsible for reviewing subaccount financial statements and related Separate Account controls. The Separate Account represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on the investment selections of its contract holders. The financial information which is used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reported on the Statements of Operations and Change in Net Assets as net assets and significant segment expenses are reported in the Statements of Operations and Change in Net Assets. The CODM does not evaluate the business using asset or subaccount expense information.

KBL Variable Account A

Notes to Financial Statements (continued)

Note 4. Purchases and Proceeds from Sales of Investments

The cost of investment purchases and proceeds from investments sold for the years ended December 31, 2024 and 2023, were as follows:

	2024		2023
Subaccount	Cost of Purchases	Proceeds from Sales	Cost of Purchases	Proceeds from Sales

AB VPS Relative Value Portfolio Class A	$ 6,731	$ 15,806	$ 11,073	$ 3,795
AB VPS Relative Value Portfolio Class B	104,957	151,052	92,248	142,645
AB VPS Sustainable Global Thematic Portfolio	1,256	9,543	12,371	49,298
AB VPS Sustainable International Thematic Portfolio	-	80,309	2,929	1,186
Alger Small Cap Growth Portfolio	3,124	24,013	18,963	26,289
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1	3,090	130,804	45,975	145,431
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2	842	280,724	43,526	107,874
Columbia Variable Portfolio - Government Money Market Fund	488,769	476,324	281,284	427,264
Columbia Variable Portfolio - Income Opportunities Fund Class 1	1,868	13,362	1,618	1,359
Columbia Variable Portfolio - Income Opportunities Fund Class 2	8,555	17,216	16,964	149,523
Columbia Variable Portfolio - Large Cap Growth Fund Class 1	4,343	103,027	18,310	167,338
Columbia Variable Portfolio - Large Cap Growth Fund Class 2	70,582	222,472	26,754	59,437
Columbia Variable Portfolio - Large Cap Index Fund	189,792	313,763	21,561	134,413
Columbia Variable Portfolio - Overseas Core Fund Class 1	9,572	36,044	34,295	45,821
Columbia Variable Portfolio - Overseas Core Fund Class 2	1,889	2,728	647	936
Columbia Variable Portfolio - Select Mid Cap Value Fund	15,250	49,093	37,794	93,600
Columbia Variable Portfolio - Small Cap Value Fund Class 1	4,277	58,160	10,826	23,064
Columbia Variable Portfolio - Small Cap Value Fund Class 2	66,227	126,816	56,787	60,705
Columbia Variable Portfolio - Small Company Growth Fund	2,177	4,790	23,948	39,639
Columbia Variable Portfolio - Strategic Income Fund Class 1	13,381	34,984	36,976	61,475
Columbia Variable Portfolio - Strategic Income Fund Class 2	49,260	156,584	16,570	38,617
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1	7,686	12,541	5,651	10,302
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2	38,914	165,347	44,531	74,371

KBL Variable Account A

Notes to Financial Statements (continued)

Note 4. Purchases and Proceeds from Sales of Investments (continued)

	2024		2023
Subaccount	Cost of Purchases	Proceeds from Sales	Cost of Purchases	Proceeds from Sales

Fidelity VIP Dynamic Capital Appreciation Portfolio	$ 1,435	$ 1,163	$ 1,345	$ 884
Fidelity VIP Equity-Income Portfolio	159,900	233,043	56,368	75,029
Fidelity VIP Growth Opportunities Portfolio	823	63,365	20,460	80,452
Invesco V.I. American Franchise Fund	4,930	32,667	7,263	61,496
Invesco V.I. Core Equity Fund	63,507	75,346	10,369	24,639
Invesco V.I. EQV International Equity Fund	13,904	68,012	6,934	47,689
MFS VIT I Growth Series Initial Class	152,832	236,648	246,754	326,687
MFS VIT I Growth Series Service Class	80,528	95,756	66,212	125,029
MFS VIT I Investors Trust Series	44,027	45,587	40,607	61,986
MFS VIT I New Discovery Series	14,409	13,026	653	12,885
MFS VIT I Research Series	21,999	54,256	62,992	84,916
MFS VIT I Total Return Bond Series	211	69	151	65
MFS VIT II Massachusetts Investors Growth Stock Portfolio	66,800	20,847	30,138	33,311
Rydex VT NASDAQ-100 Fund	1,116	241,477	24	106,495
Templeton Developing Markets VIP Fund	1,423	3,039	598	453
Wanger Acorn	109,418	413,373	471,330	163,188
Wanger International	14,854	19,079	6,320	22,720

KBL Variable Account A

Notes to Financial Statements (continued)

Note 5. Related Party Transactions and Charges and Deductions

Related-Party Transactions

The Sponsor provides administrative services necessary for the operation of the Separate Account. The Sponsor absorbs all organizational expenses including the fees of registering the Separate Account and its contracts for distribution under federal and state securities laws.

Mortality and expense risk charges

Charges for mortality and expense risks are based on the value of the Sub-Account and are deducted from the Separate Account at the end of each valuation period to cover the risks assumed by the Sponsor. These charges are reflected in the Statements of Operations and Change in Net Assets. As of December 31, 2024, the deduction is at an effective annual rate of 1.25% of average separate account assets.

Distribution and administrative charges

A daily deduction from the Separate Account is made for distribution costs incurred by the Sponsor at an effective annual rate of 0.15% of contract value for New York Keyport Advisor Variable Annuity, New York Keyport Advisor Charter Variable Annuity, New York Keyport Advisor Optima Variable Annuity, New York Keyport Charter Variable Annuity, New York Keyport Optima Variable Annuity and New York Keyport Latitude Variable Annuity. There are no distribution charge deductions from the Separate Account for New York Keyport Advisor Variable Annuity contracts during the annuity period.

A daily deduction from the Separate Account is also made for administrative charge at an effective annual rate of 0.15% of contract value for New York Keyport Advisor Vista and New York Keyport Vista Variable Annuity. This charge is designed to compensate the Sponsor for administrative expenses that are not covered by the certificate maintenance charge.

These charges are reflected in the Statements of Operations and Change in Net Assets as a component of “Mortality and expense risk and administrative charges”.

Certificate maintenance charge

Each year on the account anniversary date, an annual $36 certificate maintenance charge is deducted from the contract owner’s account in the case of New York Keyport Advisor, New York Keyport Advisor Charter, New York Keyport Advisor Optima, New York Keyport Charter, New York Keyport Optima and New York Keyport Latitude to reimburse the Sponsor for certain administrative expenses. This charge is reflected in the Statements of Operations and Change in Net Assets as a component of “Maintenance charges and mortality adjustments”.

Surrender charges

The Sponsor does not deduct a sales charge from purchase payments. However, a surrender charge (contingent deferred sales charge) is deducted based on a graded table of charges for New York Keyport Advisor, New York Keyport Advisor Charter, New York Keyport Advisor Optima, New York Keyport Charter, New York Keyport Optima and New York Keyport Latitude if the contract holder requests a full withdrawal prior to reaching the pay-out phase. The surrender charge is deducted from the Sub-Account and the Fixed Account in the same manner as the amount withdrawn. These charges are reflected in the Statements of Operations and Change in Net Assets as a component of “Maintenance charges and mortality adjustments”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction from the certificate value upon full surrender (including surrender for the death benefit) or annuitization. The certificate value is the sum of the separate account value and the fixed account value under the policyholder’s certificates.

29

KBL Variable Account A

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2024 and 2023, were as follows:

	2024			2023
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

AB VPS Relative Value Portfolio Class A	-	(251)	(251)	-	(49)	(49)
AB VPS Relative Value Portfolio Class B	1,972	(3,670)	(1,698)	1,861	(4,597)	(2,736)
AB VPS Sustainable Global Thematic Portfolio	40	(371)	(331)	54	(2,908)	(2,854)
AB VPS Sustainable International Thematic Portfolio	-	(4,237)	(4,237)	-	(7)	(7)
Alger Small Cap Growth Portfolio	49	(502)	(453)	909	(1,000)	(91)
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1	127	(4,817)	(4,690)	3,412	(7,335)	(3,923)
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2	36	(11,216)	(11,180)	2,744	(5,449)	(2,705)
Columbia Variable Portfolio - Government Money Market Fund	36,620	(45,272)	(8,652)	23,786	(49,285)	(25,499)
Columbia Variable Portfolio - Income Opportunities Fund Class 1	-	(930)	(930)	-	(75)	(75)
Columbia Variable Portfolio - Income Opportunities Fund Class 2	139	(1,170)	(1,031)	358	(12,158)	(11,800)
Columbia Variable Portfolio - Large Cap Growth Fund Class 1	90	(1,876)	(1,786)	971	(4,674)	(3,703)
Columbia Variable Portfolio - Large Cap Growth Fund Class 2	1,602	(5,006)	(3,404)	2,524	(3,246)	(722)
Columbia Variable Portfolio - Large Cap Index Fund	5,043	(7,638)	(2,595)	2,137	(5,189)	(3,052)
Columbia Variable Portfolio - Overseas Core Fund Class 1	135	(2,360)	(2,225)	4,005	(4,950)	(945)
Columbia Variable Portfolio - Overseas Core Fund Class 2	41	(159)	(118)	21	(52)	(31)
Columbia Variable Portfolio - Select Mid Cap Value Fund	578	(1,597)	(1,019)	2,207	(4,303)	(2,096)
Columbia Variable Portfolio - Small Cap Value Fund Class 1	-	(944)	(944)	-	(395)	(395)

30

KBL Variable Account A

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions (continued)

	2024			2023
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Columbia Variable Portfolio - Small Cap Value Fund Class 2	930	(2,109)	(1,179)	912	(1,350)	(438)
Columbia Variable Portfolio - Small Company Growth Fund	-	(25)	(25)	339	(455)	(116)
Columbia Variable Portfolio - Strategic Income Fund Class 1	41	(877)	(836)	1,329	(2,252)	(923)
Columbia Variable Portfolio - Strategic Income Fund Class 2	1,095	(4,513)	(3,418)	222	(1,147)	(925)
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1	294	(1,077)	(783)	193	(901)	(708)
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2	2,145	(16,420)	(14,275)	3,854	(7,813)	(3,959)
Fidelity VIP Dynamic Capital Appreciation Portfolio	-	(14)	(14)	-	(12)	(12)
Fidelity VIP Equity-Income Portfolio	2,858	(6,380)	(3,522)	1,059	(2,530)	(1,471)
Fidelity VIP Growth Opportunities Portfolio	15	(1,096)	(1,081)	1,077	(2,610)	(1,533)
Invesco V.I. American Franchise Fund	112	(609)	(497)	7	(1,932)	(1,925)
Invesco V.I. Core Equity Fund	1,069	(2,266)	(1,197)	72	(831)	(759)
Invesco V.I. EQV International Equity Fund	283	(2,422)	(2,139)	338	(1,869)	(1,531)
MFS VIT I Growth Series Initial Class	77	(2,373)	(2,296)	3,106	(5,714)	(2,608)
MFS VIT I Growth Series Service Class	62	(944)	(882)	33	(1,766)	(1,733)
MFS VIT I Investors Trust Series	445	(1,234)	(789)	1,296	(2,693)	(1,397)
MFS VIT I New Discovery Series	474	(261)	213	23	(322)	(299)
MFS VIT I Research Series	3	(792)	(789)	1,441	(2,127)	(686)
MFS VIT I Total Return Bond Series	-	-	-	-	-	-
MFS VIT II Massachusetts Investors Growth Stock Portfolio	546	(447)	99	189	(1,133)	(944)
Rydex VT NASDAQ-100 Fund	2	(9,651)	(9,649)	2	(4,400)	(4,398)
Templeton Developing Markets VIP Fund	-	(109)	(109)	-	(3)	(3)
Wanger Acorn	2,165	(7,681)	(5,516)	10,808	(3,745)	7,063
Wanger International	412	(529)	(117)	208	(691)	(483)

31

KBL Variable Account A

Notes to Financial Statements (continued)

Note 7. Financial Highlights

The Separate Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s subaccount balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding unit values and total returns. The summary may not reflect the minimum and maximum contract charges offered by the Separate Account as contract owners may not have selected all available and applicable contract options as discussed in Note 5.

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the five years in the period ended December 31, 2024, were as follows:

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

AB VPS Relative Value Portfolio Class A
2024	2,346	54.18	54.18	127,135	1.48	1.39	1.39	11.44	11.44
2023	2,597	48.62	48.62	126,265	1.50	1.39	1.39	10.48	10.48
2022	2,646	44.00	44.00	116,413	1.41	1.39	1.39	(5.51)	(5.51)
2021	2,646	46.57	46.57	123,208	0.82	1.39	1.39	26.39	26.39
2020	2,679	36.85	36.85	98,704	1.31	1.39	1.39	1.30	1.30
AB VPS Relative Value Portfolio Class B
2024	13,013	40.67	42.25	533,437	1.24	1.24	1.39	11.18	11.36
2023	14,711	37.94	36.58	536,562	1.26	1.24	1.39	10.18	10.35
2022	17,447	34.38	34.38	579,922	1.07	1.24	1.24	(5.60)	(5.60)
2021	18,539	35.22	35.22	652,851	0.63	1.39	1.39	26.07	26.07
2020	20,825	27.93	27.93	581,684	1.20	1.39	1.39	1.05	1.05
AB VPS Sustainable Global Thematic Portfolio
2024	8,554	19.15	19.15	163,825	-	1.39	1.39	4.47	4.47
2023	8,885	18.33	18.33	162,850	0.03	1.39	1.39	14.11	14.11
2022	11,739	16.06	16.06	188,560	-	1.39	1.39	(28.17)	(28.17)
2021	12,554	22.36	22.36	280,762	-	1.39	1.39	20.88	20.88
2020	13,203	18.50	18.50	244,266	0.44	1.39	1.39	37.16	37.16

32

KBL Variable Account A

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

AB VPS Sustainable International Thematic Portfolio
2024	-	18.88	19.56	-	-	1.24	1.39	(1.31)	(1.26)
2023	4,237	19.81	19.13	81,048	-	1.24	1.39	10.81	10.97
2022	4,244	17.86	17.26	73,259	-	1.24	1.39	(28.80)	(28.70)
2021	4,268	25.04	24.25	103,487	-	1.24	1.39	6.52	6.68
2020	5,251	23.47	22.76	119,554	1.10	1.24	1.39	27.81	28.00
Alger Small Cap Growth Portfolio
2024	8,372	39.80	41.23	333,255	0.38	1.24	1.39	6.62	6.79
2023	8,825	38.61	37.33	329,382	-	1.39	1.39	14.89	15.06
2022	8,916	32.49	32.49	289,671	-	1.39	1.39	(38.87)	(38.87)
2021	9,207	54.81	53.15	489,367	-	1.24	1.39	(7.36)	(7.22)
2020	9,722	59.07	57.37	557,680	1.11	1.24	1.39	64.84	65.09
Columbia Variable Portfolio - Dividend Opportunity Fund Class 1
2024	38,569	26.02	26.56	1,003,811	-	1.24	1.39	13.82	13.99
2023	43,259	23.30	22.86	988,957	-	1.24	1.39	3.64	3.80
2022	47,182	22.45	22.06	1,042,213	-	1.24	1.39	(2.47)	(2.33)
2021	49,983	22.98	22.62	1,131,872	-	1.24	1.39	24.42	24.61
2020	54,321	18.44	18.18	988,473	-	1.24	1.39	(0.25)	(0.10)
Columbia Variable Portfolio - Dividend Opportunity Fund Class 2
2024	12,657	25.15	25.67	319,220	-	1.24	1.39	13.49	13.68
2023	23,837	22.58	22.16	470,965	-	1.24	1.39	3.40	3.55
2022	26,542	21.81	21.43	535,638	-	1.24	1.39	(2.75)	(2.60)
2021	28,440	22.39	22.04	627,484	-	1.24	1.39	24.16	24.34
2020	32,490	18.01	17.75	577,563	-	1.24	1.39	(0.50)	(0.35)
Columbia Variable Portfolio - Government Money Market Fund
2024	282,871	9.86	10.04	2,791,002	4.88	1.24	1.39	3.57	3.72
2023	291,523	9.68	9.52	2,768,218	4.61	1.24	1.39	3.28	3.44
2022	317,022	9.36	9.22	2,922,860	1.16	1.24	1.39	(0.19)	(0.04)
2021	323,295	9.36	9.24	2,978,350	0.02	1.24	1.39	(1.36)	(1.21)
2020	367,461	9.47	9.37	3,437,057	0.25	1.24	1.39	(1.08)	(0.93)

33

KBL Variable Account A

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Columbia Variable Portfolio - Income Opportunities Fund Class 1
2024	1,548	13.85	13.85	21,433	6.05	1.39	1.39	4.45	4.45
2023	2,478	13.26	13.26	32,851	5.17	1.39	1.39	10.02	10.02
2022	2,553	12.05	12.05	30,772	5.39	1.39	1.39	(11.25)	(11.25)
2021	2,554	13.58	13.58	34,687	9.03	1.39	1.39	3.05	3.05
2020	2,600	13.18	13.18	34,169	4.31	1.39	1.39	4.43	4.43
Columbia Variable Portfolio - Income Opportunities Fund Class 2
2024	9,255	13.50	13.74	124,930	5.24	1.24	1.39	4.25	4.41
2023	10,286	13.16	12.95	133,208	5.50	1.24	1.39	9.83	9.99
2022	22,086	11.96	11.79	260,430	5.23	1.24	1.39	(11.45)	(11.32)
2021	25,424	13.49	13.32	338,755	8.84	1.24	1.39	2.70	2.85
2020	26,681	13.12	12.97	346,311	4.18	1.24	1.39	4.21	4.37
Columbia Variable Portfolio - Large Cap Growth Fund Class 1
2024	19,266	53.75	54.87	1,036,628	-	1.24	1.39	29.49	29.72
2023	21,052	42.30	41.51	874,395	-	1.24	1.39	41.20	41.41
2022	24,755	29.92	29.40	727,915	-	1.24	1.39	(32.33)	(32.23)
2021	25,183	44.14	43.44	1,093,733	-	1.24	1.39	26.95	27.14
2020	28,017	34.72	34.22	958,126	-	1.24	1.39	32.87	33.07
Columbia Variable Portfolio - Large Cap Growth Fund Class 2
2024	11,038	51.95	53.02	575,146	-	1.24	1.39	29.20	29.38
2023	14,442	40.98	40.21	580,636	-	1.24	1.39	40.80	41.01
2022	15,164	29.06	28.56	433,375	-	1.24	1.39	(32.48)	(32.38)
2021	16,399	42.98	42.30	694,062	-	1.24	1.39	26.58	26.77
2020	16,820	33.90	33.41	562,384	-	1.24	1.39	32.55	32.75
Columbia Variable Portfolio - Large Cap Index Fund
2024	24,147	42.96	43.85	1,037,390	-	1.24	1.39	22.67	22.86
2023	26,742	35.69	35.02	936,095	-	1.24	1.39	23.92	24.11
2022	29,794	28.76	28.26	842,536	-	1.24	1.39	(19.66)	(19.54)
2021	32,663	35.75	35.18	1,149,793	-	1.24	1.39	26.30	26.49
2020	36,501	28.26	27.85	1,017,588	-	1.24	1.39	16.11	16.29

34

KBL Variable Account A

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Columbia Variable Portfolio - Overseas Core Fund Class 1
2024	11,307	14.07	14.36	159,081	4.43	1.24	1.39	2.03	2.13
2023	13,532	14.06	13.79	186,657	1.92	1.24	1.39	14.05	14.22
2022	14,477	12.31	12.09	175,099	0.86	1.24	1.39	(15.85)	(15.73)
2021	15,766	14.60	14.37	226,620	1.26	1.24	1.39	8.44	8.60
2020	17,716	13.45	13.25	234,808	1.69	1.24	1.39	7.61	7.77
Columbia Variable Portfolio - Overseas Core Fund Class 2
2024	2,242	13.60	13.60	30,478	4.17	1.39	1.39	1.80	1.80
2023	2,360	13.36	13.36	31,529	1.67	1.39	1.39	13.73	13.73
2022	2,391	11.74	11.74	28,082	0.76	1.39	1.39	(16.08)	(16.08)
2021	2,474	14.22	13.99	34,620	1.09	1.24	1.39	8.23	8.39
2020	2,469	13.12	12.93	31,903	1.44	1.24	1.39	7.32	7.48
Columbia Variable Portfolio - Select Mid Cap Value Fund
2024	12,244	28.51	29.10	349,866	-	1.24	1.39	10.93	11.11
2023	13,263	26.19	25.70	290,816	-	1.24	1.39	8.78	8.94
2022	15,359	24.04	23.62	334,969	-	1.24	1.39	(10.69)	(10.55)
2021	16,429	26.87	26.45	434,612	-	1.24	1.39	30.50	30.70
2020	20,345	20.56	20.27	412,417	-	1.24	1.39	5.99	6.15
Columbia Variable Portfolio - Small Cap Value Fund Class 1
2024	1,310	65.54	65.54	85,844	0.68	1.39	1.39	7.34	7.34
2023	2,254	61.06	61.06	137,623	0.76	1.39	1.39	20.26	20.26
2022	2,649	50.77	50.77	134,463	0.75	1.39	1.39	(9.95)	(9.95)
2021	2,743	56.38	56.38	154,654	0.68	1.39	1.39	27.40	27.40
2020	3,016	44.25	44.25	132,984	0.60	1.39	1.39	7.29	7.29
Columbia Variable Portfolio - Small Cap Value Fund Class 2
2024	4,179	62.69	65.14	263,702	0.50	1.24	1.39	7.14	7.31
2023	5,358	60.70	58.51	251,536	0.43	1.24	1.39	19.99	20.17
2022	5,796	50.51	50.51	251,288	0.51	1.39	1.39	(10.09)	(10.09)
2021	6,015	54.31	54.31	326,699	0.51	1.39	1.39	27.03	27.03
2020	6,237	42.76	42.76	266,667	0.33	1.39	1.39	7.09	7.09

KBL Variable Account A

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Columbia Variable Portfolio - Small Company Growth Fund
2024	611	168.25	168.25	102,738	2.30	1.39	1.39	22.39	22.39
2023	636	137.47	137.47	87,477	-	1.39	1.39	24.89	24.89
2022	752	110.08	110.08	82,803	-	1.39	1.39	(36.65)	(36.65)
2021	759	173.77	173.77	131,941	-	1.39	1.39	(4.24)	(4.24)
2020	764	181.47	181.47	138,584	-	1.39	1.39	68.76	68.76
Columbia Variable Portfolio - Strategic Income Fund Class 1
2024	7,140	36.45	37.44	260,269	4.47	1.24	1.39	3.23	3.40
2023	7,976	36.76	35.31	281,631	3.65	1.24	1.39	8.16	8.32
2022	8,899	33.94	32.65	290,557	2.91	1.24	1.39	(12.59)	(12.46)
2021	10,068	38.77	26.67	375,902	5.38	1.24	1.39	0.68	0.83
2020	10,581	38.45	26.49	391,052	3.39	1.24	1.39	5.34	5.50
Columbia Variable Portfolio - Strategic Income Fund Class 2
2024	7,034	34.40	35.87	241,958	4.26	1.24	1.39	3.06	3.22
2023	10,452	34.75	33.38	348,794	3.47	1.24	1.39	7.70	7.86
2022	11,377	32.22	30.99	352,689	2.73	1.24	1.39	(12.74)	(12.61)
2021	12,582	36.87	35.52	447,534	5.22	1.24	1.39	0.22	0.37
2020	14,470	36.73	35.44	513,440	3.18	1.24	1.39	5.15	5.30
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1
2024	14,540	9.90	10.11	143,984	3.30	1.24	1.39	0.10	0.30
2023	15,323	10.08	9.89	151,510	2.78	1.24	1.39	4.24	4.40
2022	16,031	9.65	9.48	152,059	2.13	1.24	1.39	(15.32)	(15.20)
2021	20,295	11.38	11.20	227,346	2.05	1.24	1.39	(2.32)	(2.17)
2020	21,301	11.63	11.47	240,073	2.48	1.24	1.39	3.63	3.79
Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2
2024	53,763	9.57	9.77	514,949	3.29	1.24	1.39	(0.10)	0.10
2023	68,038	9.76	9.58	651,077	2.55	1.24	1.39	3.98	4.13
2022	71,997	9.38	9.21	661,345	1.85	1.24	1.39	(15.51)	(15.38)
2021	79,315	11.08	10.90	863,957	1.76	1.24	1.39	(2.57)	(2.42)
2020	88,038	11.35	11.19	984,376	2.30	1.24	1.39	3.40	3.55

KBL Variable Account A

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Fidelity VIP Dynamic Capital Appreciation Portfolio
2024	591	59.68	59.68	35,262	0.05	1.39	1.39	23.46	23.46
2023	605	48.34	48.34	29,222	0.12	1.39	1.39	26.95	26.95
2022	617	38.08	38.08	23,504	0.11	1.39	1.39	(22.14)	(22.14)
2021	633	48.90	48.90	30,963	0.12	1.39	1.39	22.55	22.55
2020	648	39.90	39.90	25,846	0.04	1.39	1.39	31.50	31.50
Fidelity VIP Equity-Income Portfolio
2024	20,892	36.86	38.24	773,114	1.55	1.24	1.39	13.45	13.61
2023	24,414	33.66	32.49	790,765	1.75	1.24	1.39	8.86	9.02
2022	25,885	30.87	29.85	772,091	1.68	1.24	1.39	(6.55)	(6.41)
2021	28,565	32.99	31.94	913,625	1.63	1.24	1.39	22.89	23.07
2020	37,466	26.80	25.99	974,966	1.64	1.24	1.39	4.97	5.12
Fidelity VIP Growth Opportunities Portfolio
2024	8,562	60.58	62.85	518,714	-	1.24	1.39	36.63	36.84
2023	9,643	45.93	44.34	427,541	-	1.24	1.39	43.30	43.52
2022	11,176	32.00	30.94	345,761	-	1.24	1.39	(39.17)	(39.08)
2021	11,051	52.53	50.86	562,061	-	1.24	1.39	10.13	10.29
2020	11,594	47.63	46.19	535,465	-	1.24	1.39	65.90	66.15
Invesco V.I. American Franchise Fund
2024	9,713	46.71	47.60	454,482	-	1.24	1.39	33.04	33.22
2023	10,210	35.73	35.11	358,137	-	1.24	1.39	38.99	39.19
2022	12,135	25.67	25.26	305,988	-	1.24	1.39	(32.06)	(31.96)
2021	13,324	37.73	37.19	494,275	-	1.24	1.39	10.38	10.55
2020	17,220	34.13	33.69	578,375	0.07	1.24	1.39	40.38	40.59
Invesco V.I. Core Equity Fund
2024	9,707	34.97	35.96	341,474	0.70	1.24	1.39	23.83	24.04
2023	10,904	28.99	28.24	307,839	0.74	1.24	1.39	21.67	21.85
2022	11,663	23.79	23.21	270,356	0.89	1.24	1.39	(21.64)	(21.53)
2021	12,796	30.32	29.62	378,295	0.63	1.24	1.39	25.98	26.16
2020	15,627	24.03	23.51	366,618	1.29	1.24	1.39	12.27	12.44

KBL Variable Account A

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

Invesco V.I. EQV International Equity Fund
2024	10,682	25.52	25.52	272,572	1.66	1.39	1.39	(0.78)	(0.78)
2023	12,821	19.39	25.72	329,693	0.19	1.24	1.39	16.52	16.69
2022	14,352	16.62	22.07	317,302	1.73	1.24	1.39	(19.43)	(19.31)
2021	14,911	20.60	27.39	409,534	1.27	1.24	1.39	4.43	4.58
2020	16,320	19.70	26.23	428,155	2.25	1.24	1.39	12.42	12.59
MFS VIT I Growth Series Initial Class
2024	20,072	100.17	104.48	2,011,714	-	1.24	1.39	29.64	29.84
2023	22,368	80.47	77.27	1,728,932	-	1.24	1.39	33.99	34.19
2022	24,976	59.97	57.67	1,441,293	-	1.24	1.39	(32.58)	(32.48)
2021	26,872	88.81	85.53	2,299,367	-	1.24	1.39	21.83	22.01
2020	29,792	72.79	52.70	2,093,454	-	1.24	1.39	30.03	30.23
MFS VIT I Growth Series Service Class
2024	9,923	94.50	98.56	939,588	-	1.24	1.39	29.33	29.51
2023	10,805	76.10	73.07	789,866	-	1.24	1.39	33.64	33.84
2022	12,538	56.85	54.67	685,575	-	1.24	1.39	(32.75)	(32.65)
2021	12,905	84.41	81.30	1,049,027	-	1.24	1.39	21.54	21.72
2020	13,591	69.35	66.89	908,804	-	1.24	1.39	29.72	29.91
MFS VIT I Investors Trust Series
2024	10,962	36.43	37.79	399,291	0.47	1.24	1.39	17.59	17.73
2023	11,751	32.10	30.98	364,291	0.46	1.24	1.39	17.03	17.21
2022	13,148	27.38	26.48	348,712	0.39	1.24	1.39	(17.84)	(17.71)
2021	13,732	33.28	32.22	443,318	0.41	1.24	1.39	24.76	24.95
2020	14,663	26.63	25.83	379,468	0.38	1.24	1.39	12.03	12.20
MFS VIT I New Discovery Series
2024	9,646	32.24	32.24	310,984	-	1.39	1.39	4.95	4.95
2023	9,433	30.72	30.72	289,743	-	1.39	1.39	12.68	12.68
2022	9,732	27.26	27.26	265,300	-	1.39	1.39	(30.96)	(30.96)
2021	10,358	39.49	39.49	409,021	-	1.39	1.39	0.17	0.17
2020	10,759	39.42	39.42	424,113	-	1.39	1.39	43.57	43.57

KBL Variable Account A

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense	Expense	Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4)	(%) (3)(4)

MFS VIT I Research Series
2024	5,120	67.95	70.88	348,055	0.60	1.24	1.39	17.22	17.39
2023	5,909	60.38	57.97	342,497	0.51	1.24	1.39	20.73	20.91
2022	6,595	48.02	48.02	316,657	0.49	1.39	1.39	(18.35)	(18.35)
2021	6,883	58.81	58.81	404,800	0.54	1.39	1.39	23.08	23.08
2020	7,360	47.78	35.95	351,702	0.74	1.39	1.39	14.98	14.98
MFS VIT I Total Return Bond Series
2024	244	20.45	20.45	4,982	4.26	1.39	1.39	1.14	1.14
2023	244	20.23	20.23	4,926	3.19	1.39	1.39	5.90	5.90
2022	244	19.10	19.10	4,652	2.78	1.39	1.39	(15.12)	(15.12)
2021	244	22.50	22.50	5,480	2.58	1.39	1.39	(2.18)	(2.18)
2020	271	23.00	23.00	5,603	3.47	1.39	1.39	6.97	6.97
MFS VIT II Massachusetts Investors Growth Stock Portfolio
2024	20,373	29.01	29.01	590,940	0.13	1.39	1.39	14.39	14.39
2023	20,274	25.36	25.36	514,159	0.05	1.39	1.39	22.00	22.00
2022	21,218	21.03	20.79	441,086	-	1.24	1.39	(20.56)	(20.44)
2021	22,024	26.44	26.17	576,334	0.03	1.24	1.39	23.92	24.11
2020	23,447	21.30	21.12	494,998	0.22	1.24	1.39	20.51	20.69
Rydex VT NASDAQ-100 Fund
2024	1,841	30.07	30.07	55,356	0.14	1.39	1.39	22.19	22.19
2023	11,490	24.61	24.61	282,727	-	1.39	1.39	51.11	51.11
2022	15,888	16.29	16.29	258,730	-	1.39	1.39	(35.05)	(35.05)
2021	16,002	25.07	25.07	401,224	-	1.39	1.39	23.81	23.81
2020	16,209	20.25	20.25	328,263	0.29	1.39	1.39	42.95	42.95
Templeton Developing Markets VIP Fund
2024	1,245	22.77	22.77	28,356	3.94	1.39	1.39	6.15	6.15
2023	1,354	21.45	21.45	29,041	2.07	1.39	1.39	11.07	11.07
2022	1,357	19.31	19.31	26,208	2.66	1.39	1.39	(23.06)	(23.06)
2021	1,490	25.10	25.10	37,405	0.93	1.39	1.39	(7.04)	(7.04)
2020	1,870	27.00	27.00	50,488	4.12	1.39	1.39	15.56	15.56

KBL Variable Account A

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

		Unit	Unit		Investment	Expense Expense		Total	Total
		Values	Values		Income	Ratios	Ratios	Returns	Returns
		Lowest	Highest	Net	Ratios	Lowest	Highest	Lowest	Highest
Subaccount	Units	($) (4)	($) (4)	Assets ($)	(%) (1)	(%) (2)	(%) (2)	(%) (3)(4) (%) (3)(4)
Wanger Acorn
2024	19,668	56.24	58.32	1,108,808	-	1.24	1.39	12.59	12.76
2023	25,184	51.72	49.95	1,254,222	-	1.24	1.39	20.06	20.24
2022	18,121	43.01	41.61	754,805	-	1.24	1.39	(34.38)	(34.28)
2021	18,545	65.45	63.41	1,175,902	0.74	1.24	1.39	7.40	7.56
2020	21,213	60.85	59.04	1,252,445	-	1.24	1.39	22.51	22.69
Wanger International
2024	8,388	27.32	28.33	229,172	1.38	1.24	1.39	(9.54)	(9.37)
2023	8,505	31.26	30.20	256,822	0.32	1.24	1.39	15.34	15.52
2022	8,988	27.07	26.18	235,305	0.93	1.24	1.39	(34.76)	(34.66)
2021	9,646	41.42	40.13	387,075	0.54	1.24	1.39	17.17	17.34
2020	11,239	35.30	34.25	384,944	1.96	1.24	1.39	12.78	12.95

(1)  The investment income ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)  The expense ratios represent the annualized contract expenses of the Separate Account for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contract holders.

KBL Variable Account A

Notes to Financial Statements (continued)

Note 8. Subsequent Events

The Separate Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nassau Life Insurance Company

and Contract Owners of KBL Variable Account A:

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of the subaccounts listed in the Appendix that comprise KBL Variable Account A (the Separate Account) as of December 31, 2024, the related statements of operations and change in net assets for each of the years in the two-year period then ended (or the period indicated in the Appendix), and the related notes (collectively, the financial statements) and the financial highlights in Note 7 for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of their operations and changes in their net assets for each of the years in the two-year period then ended (or for the period indicated in the Appendix), and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Nassau Insurance Group Holdings’ separate accounts since 2015.

Boston, Massachusetts

April 15, 2025

Appendix (1)

KBL Variable Account A

AB VPS Relative Value Portfolio Class A

AB VPS Relative Value Portfolio Class B

AB VPS Sustainable Global Thematic Portfolio

AB VPS Sustainable International Thematic Portfolio

Alger Small Cap Growth Portfolio

Columbia Variable Portfolio - Dividend Opportunity Fund Class 1

Columbia Variable Portfolio - Dividend Opportunity Fund Class 2

Columbia Variable Portfolio - Government Money Market Fund

Columbia Variable Portfolio - Income Opportunities Fund Class 1

Columbia Variable Portfolio - Income Opportunities Fund Class 2

Columbia Variable Portfolio - Large Cap Growth Fund Class 1

Columbia Variable Portfolio - Large Cap Growth Fund Class 2

Columbia Variable Portfolio - Large Cap Index Fund

Columbia Variable Portfolio - Overseas Core Fund Class 1

Columbia Variable Portfolio - Overseas Core Fund Class 2

Columbia Variable Portfolio - Select Mid Cap Value Fund

Columbia Variable Portfolio - Small Cap Value Fund Class 1

Columbia Variable Portfolio - Small Cap Value Fund Class 2

Columbia Variable Portfolio - Small Company Growth Fund

Columbia Variable Portfolio - Strategic Income Fund Class 1

Columbia Variable Portfolio - Strategic Income Fund Class 2

Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 1

Columbia Variable Portfolio - U.S. Government Mortgage Fund Class 2

Fidelity VIP Dynamic Capital Appreciation Portfolio

Fidelity VIP Equity-Income Portfolio

Fidelity VIP Growth Opportunities Portfolio

Invesco V.I. American Franchise Fund

Invesco V.I. Core Equity Fund

Invesco V.I. EQV International Equity Fund

MFS VIT I Growth Series Initial Class

MFS VIT I Growth Series Service Class

MFS VIT I Investors Trust Series

MFS VIT I New Discovery Series

MFS VIT I Research Series

MFS VIT I Total Return Bond Series

MFS VIT II Massachusetts Investors Growth Stock Portfolio

Rydex VT NASDAQ-100 Fund

Templeton Developing Markets VIP Fund

Wanger Acorn

Wanger International

(1)	Unless noted otherwise, statements of operations and changes in net assets for each of the years in the two-year period ended December 31, 2024. Financial highlights for the year or period ended on December 31, 2020 were audited by other independent registered public accountants.